Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement Income Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Managed Retirement Income Fund - Class K6
Bar Chart Table:
Annual Return 2020	8.79%
Annual Return 2021	2.97%
Annual Return 2022	(11.49%)